Schedule of Investments (unaudited)	iShares® Global Utilities ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
APA Group	110,578	$643,513
Origin Energy Ltd.	148,483	856,850
		1,500,363
Austria — 0.5%
Verbund AG	7,189	666,215

Brazil — 0.6%
Centrais Eletricas Brasileiras SA	89,101	771,888

Canada — 4.0%
Algonquin Power & Utilities Corp.	59,385	374,672
Brookfield Infrastructure Partners LP(a)	39,832	1,255,337
Emera Inc.	23,642	897,470
Fortis Inc.	42,101	1,731,954
Hydro One Ltd.(b)	27,366	819,916
		5,079,349
Chile — 0.1%
Enel Americas SA(a)	1,688,945	186,913

Colombia — 0.1%
Interconexion Electrica SA ESP	38,551	153,730

Denmark — 0.7%
Orsted A/S(b)	16,312	904,281

Finland — 0.4%
Fortum OYJ	37,894	547,347

France — 3.4%
Engie SA	151,168	2,663,020
Veolia Environnement SA	52,351	1,654,640
		4,317,660
Germany — 4.1%
E.ON SE	193,507	2,599,778
RWEAG	58,342	2,655,314
		5,255,092
Italy — 5.3%
Enel SpA	665,961	4,954,621
Snam SpA	176,700	909,107
Terna - Rete Elettrica Nazionale	121,269	1,011,706
		6,875,434
Japan — 2.6%
Chubu Electric Power Co. Inc.	65,300	843,111
Kansai Electric Power Co. Inc. (The)	71,200	944,972
Osaka Gas Co. Ltd.	35,900	749,394
Tokyo Gas Co. Ltd.	34,900	800,559
		3,338,036
Portugal — 1.0%
EDP - Energias de Portugal SA	256,040	1,288,649

Spain — 6.6%
Enagas SA	20,323	342,835
Endesa SA	27,376	558,500
Iberdrola SA	495,571	6,500,297
Naturgy Energy Group SA	15,878	473,597
Redeia Corp. SA	34,977	576,373
		8,451,602
United Kingdom — 7.0%
Centrica PLC	483,737	867,196
Security	Shares	Value

United Kingdom (continued)
National Grid PLC	318,861	$4,295,477
Severn Trent PLC	23,665	778,211
SSE PLC	94,442	2,229,396
United Utilities Group PLC	58,772	793,908
		8,964,188
United States — 62.2%
AES Corp. (The)	57,715	1,111,014
Alliant Energy Corp.	21,994	1,128,292
Ameren Corp.	22,663	1,639,441
American Electric Power Co. Inc.	45,325	3,681,297
American Water Works Co. Inc.	16,782	2,215,056
Atmos Energy Corp.	12,799	1,483,404
CenterPoint Energy Inc.	54,405	1,554,351
CMS Energy Corp.	25,147	1,460,286
Consolidated Edison Inc.	29,754	2,706,721
Constellation Energy Corp.	27,527	3,217,631
Dominion Energy Inc.	72,123	3,389,781
DTE Energy Co.	17,770	1,959,320
Duke Energy Corp.	60,872	5,907,019
Edison International	33,036	2,361,744
Entergy Corp.	18,227	1,844,390
Evergy Inc.	19,800	1,033,560
Eversource Energy	30,108	1,858,266
Exelon Corp.	85,797	3,080,112
FirstEnergy Corp.	44,511	1,631,773
NextEra Energy Inc.	175,949	10,687,142
NiSource Inc.	35,618	945,658
NRG Energy Inc.	19,459	1,006,030
PG&E Corp.	183,887	3,315,483
Pinnacle West Capital Corp.	9,774	702,164
PPL Corp.	63,533	1,721,744
Public Service Enterprise Group Inc.	42,950	2,626,393
Sempra Energy	54,242	4,053,505
Southern Co. (The)	93,529	6,558,253
WEC Energy Group Inc.	27,187	2,288,330
Xcel Energy Inc.	47,561	2,944,502
		80,112,662

Total Long-Term Investments — 99.8%
(Cost: $148,317,243)		128,413,409

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	700,000	700,000

Total Short-Term Securities — 0.5%
(Cost: $700,000)		700,000

Total Investments — 100.3%
(Cost: $149,017,243)		129,113,409

Liabilities in Excess of Other Assets — (0.3)%		(406,181)

Net Assets — 100.0%		$128,707,228

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Global Utilities ETF
December 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(1	)(b)	$1	$—	$—	—	$48	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	590,000	(b)	—		—	—	700,000	700,000	16,778		—
						$1	$—	$700,000		$16,826		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	4	03/15/24	$258	$613

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$85,378,924	$43,034,485	$—	$128,413,409
Short-Term Securities
Money Market Funds	700,000	—	—	700,000
	$86,078,924	$43,034,485	$—	$129,113,409

Schedule of Investments (unaudited) (continued)	iShares® Global Utilities ETF
December 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$613	$—	$—	$613

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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